Long-Term Investments	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

NOTE 10 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of the following:

	As of December 31,
	2021	2020
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$55,324	$67,926
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,568,455	1,532,591
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,254,764	-
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”)	1,035,180	-
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	470,537	459,774
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	313,691	306,518
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	249,027	243,332
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	78,423	76,630
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	78,423	76,630
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	78,423	76,630
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	78,423	76,630
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	78,423	76,630
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	42,348	41,380
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	-	27,587
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”)	-	22,989
Total	$5,381,441	$3,085,247

Equity method investments

Investment in Suzhou Investment

In December 2017, the Company acquired 17% of shareholding of Suzhou Investment with cash consideration of RMB 850,000. As the Company’s CEO, Mr. Haiping Hu is Suzhou Investment’s director and the Company can exercise significant influence on Suzhou Investment’s business operation, the Company therefore accounted for this investment under equity methods from December 2017 and share the profit or loss of Suzhou Investment accordingly. For the years ended December 31, 2021, 2020 and 2019, the Company recognized investment losses of $14,025, $15,585 and $24,014, respectively, according to its share of the post-acquisition losses of Suzhou Investment.

Equity investments without readily determinable fair value

Investment in Jiazhong

In December 2020, the Company acquired 33% of partnership share of Jiazhong as a limited partner with cash consideration of RMB 10,000,000. The Company has fully paid RMB 10,000,000 as of December 31, 2020. The Company does not have significant influence or control over Jiazhong, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Jiazhong at cost minus impairments and plus or minus observable changes in prices.

Investment in Xingshuizhixing

GM IT signed an investment agreement with Beijing Zhitong Zhenye Technology Co., Ltd. and Li Jiyou to invest RMB8,000,000 to Xingshuizhixing, which is accounting for 4% of its equity interest. Xinshuizhixing mainly operates online tax management system. The Company has no control, joint control or significant influence on the invested units, and therefore accounted for the investment of Xingshuizhixing at cost minus impairments and plus or minus observable changes in prices. The Company has fully paid RMB 8,000,000 as of December 31, 2021.

Investment in Wangxin

On April 11, 2021, GMB Zibo signed an equity transfer agreement with Wangxin, which mainly provides health consulting service, to acquire its 2.15% equity interest in the consideration of RMB6,600,000. The company has no control, joint control or significant influence on the invested units, and therefore accounted for the investment of Wangxin at cost minus impairments and plus or minus observable changes in prices. The Company has fully paid RMB 6,600,000 as of December 31, 2021.

Investment in Yinzhirun

In December 2016, the Company acquired 0.45% of shareholding of Yinzhirun with cash consideration of RMB 2,000,000. The Company does not have significant influence or control over Yinzhirun, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yinzhirun at cost minus impairments and plus or minus observable changes in prices.

Investment in Yunshang E-commerce

In March 2017, the Company acquired 1.25% of shareholding interest of Yunshang E-commerce with cash consideration of RMB150,000. The Company does not have significant influence or control over Yunshang E-commerce, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yunshang E-commerce at cost minus impairments and plus or minus observable changes in prices. On February 24, 2021, Yunshang applied for liquidation to Beijing Chaoyang District Market Supervision and Administration Bureau and dis-registered in middle 2021. The investment fund of RMB150,000 will be refunded and was reclassified as other receivable.

Investment in Car Service

In November 2017, the Company acquired 1.5 % of shareholding interest of Car Service with cash consideration of RMB90,000. In May 2019, the shareholding interest the Company held was diluted to 0.98% after Car Service received capital from a new shareholder. The Company does not have significant influence or control over Car Service, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Car Service at cost minus impairments and plus or minus observable changes in prices. In 2021, the Company noticed that with the adverse impact of COVID-19, Car Service failed to publish the annual report of FY2020 in accordance with the time limit to the Industry and Commerce Administration of Dongguan Nancheng Branch, which was factors that raise significant concerns about the investee's ability to continue as a going concern. Full impairment of $27,900 was provided for investment of Car Service for the year ended December 31, 2021.

Investment in Funeng

In August 2019, the Company subscribed capital with cash consideration of RMB 570,000 and acquired 19% of shareholding interest of Funeng. The Company has paid RMB 270,000 as of December 31, 2020. The Company does not have significant influence or control over Funeng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Funeng at cost minus impairments and plus or minus observable changes in prices.

Investment in Zhongfuze

In September 2019, the Company acquired 11.11% of partnership share of Zhongfuze with cash consideration of RMB500,000. The Company has fully paid RMB500,000 as of December 31, 2020. The Company does not have significant influence or control over Zhongfuze, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfuze at cost minus impairments and plus or minus observable changes in prices.

Investment in Outu

In December 2019, the Company acquired 15% of shareholding interest of Outu with cash consideration of RMB3,000,000. The Company has paid RMB 500,000 as of June 30, 2020. The Company does not have significant influence or control over Outu, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Outu at cost minus impairments and plus or minus observable changes in prices.

Investment in Taizhoujia

In June 2020, the Company acquired 5% of shareholding interest of Taizhoujia through nonmonetary transactions with Taizhoujia, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Taizhoujia of RMB500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Taizhoujia, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Taizhoujia at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Yueteng

In June 2020, the Company acquired 5% of shareholding interest of Yueteng through nonmonetary transactions with Yueteng, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Yueteng of RMB500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Yueteng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yueteng at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Qianshier

In December 2020, the Company acquired 5% of shareholding interest of Qiansier through nonmonetary transactions with, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Qianshier of RMB 500,000. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Qianshier, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Qianshier at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Zhongfei

In November 2020, the Company acquired 3% of shareholding interest of Zhongfei through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Zhongfei of RMB3,000,000. In 2021, GM IT provided it with a customized service worth of RMB3,000,000. The service has been completed and Zhongfei has decided to transfer 3% of the equity according to its fair value to GM IT. The registration change was completed as of December 31, 2021. The Company does not have significant influence or control over Zhongfei, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfei at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

Investment in Cheyi

In November 2020, the Company acquired 0.5% of shareholding interest of Cheyi through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Cheyi of RMB 1,587,719. In 2021, GM IT provided it with a membership service worth of RMB1,500,000. This service has been completed. Cheyi has a poor capital turnover, it has decided to transfer 0.5% of the equity according to its fair value to GM IT and registration change was completed as of December 31, 2021. The Company accounts for these non-monetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Cheyi, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Cheyi at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.